Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Columbia Global Equity Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Columbia Global Equity Value Fund (the Fund) seeks to provide shareholders with growth of capital and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other discounts is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
			Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities. Equity securities include, for example, common stock, preferred stock, convertible securities and depositary receipts. These securities may provide income, offer the opportunity for long-term capital appreciation, or both.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, companies that have been formed under the laws of non-U.S. countries, including those of emerging markets, or foreign currencies. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.

The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing with a focus on large-cap companies provides investors with a strong opportunity for long-term growth of capital. The Fund typically focuses its investment in equity securities of companies that have market capitalizations in the range of the companies in the MSCI World Value Index (Net) (the Index) at the time of purchase (between $1.6 billion and $380 billion as of May 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

			The Fund may invest in derivatives, including forward foreign currency contracts, for hedging or investment purposes.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

			Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Risk Lose Money [Text]		rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.

Effective September 5, 2014, the Fund compares its performance to that of the MSCI World Value Index (Net) and the MSCI World Index (Net) (the New Indices) in light of the changes made to the Fund's name and principal investment strategies. Fund performance prior to September 5, 2014 is reflective of a different strategy that may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

			The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 17.57% Worst 4th Quarter 2008 -23.90%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2014)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	Effective September 5, 2014, the Fund compares its performance to that of the MSCI World Value Index (Net) and the MSCI World Index (Net) (the New Indices) in light of the changes made to the Fund's name and principal investment strategies. Fund performance prior to September 5, 2014 is reflective of a different strategy that may not align well with the New Indices. Information on the New Indices and old benchmark will be included for a one-year transition period. Thereafter, only the New Indices will be included.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Columbia Global Equity Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.16%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 686
3 years		rr_ExpenseExampleYear03	922
5 years		rr_ExpenseExampleYear05	1,177
10 years		rr_ExpenseExampleYear10	1,903
1 year		rr_ExpenseExampleNoRedemptionYear01	686
3 years		rr_ExpenseExampleNoRedemptionYear03	922
5 years		rr_ExpenseExampleNoRedemptionYear05	1,177
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,903
2005	[4]	rr_AnnualReturn2005	11.78%
2006	[4]	rr_AnnualReturn2006	20.27%
2007	[4]	rr_AnnualReturn2007	6.81%
2008	[4]	rr_AnnualReturn2008	(39.43%)
2009	[4]	rr_AnnualReturn2009	28.26%
2010	[4]	rr_AnnualReturn2010	14.25%
2011	[4]	rr_AnnualReturn2011	(6.22%)
2012	[4]	rr_AnnualReturn2012	15.49%
2013	[4]	rr_AnnualReturn2013	30.59%
2014	[4]	rr_AnnualReturn2014	6.99%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to Date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.57%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.90%)
1 Year		rr_AverageAnnualReturnYear01	0.80%
5 Years		rr_AverageAnnualReturnYear05	10.26%
10 Years		rr_AverageAnnualReturnYear10	6.16%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Global Equity Value Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[5]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.91%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge decreases over time.
1 year		rr_ExpenseExampleYear01	$ 694
3 years		rr_ExpenseExampleYear03	900
5 years		rr_ExpenseExampleYear05	1,232
10 years		rr_ExpenseExampleYear10	2,038
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	600
5 years		rr_ExpenseExampleNoRedemptionYear05	1,032
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,038
1 Year		rr_AverageAnnualReturnYear01	1.60%
5 Years		rr_AverageAnnualReturnYear05	10.47%
10 Years		rr_AverageAnnualReturnYear10	5.98%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	May 14, 1984
Columbia Global Equity Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	[6]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.91%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within one year after purchase, with certain limited exceptions.
1 year		rr_ExpenseExampleYear01	$ 294
3 years		rr_ExpenseExampleYear03	600
5 years		rr_ExpenseExampleYear05	1,032
10 years		rr_ExpenseExampleYear10	2,233
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	600
5 years		rr_ExpenseExampleNoRedemptionYear05	1,032
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,233
1 Year		rr_AverageAnnualReturnYear01	5.26%
5 Years		rr_AverageAnnualReturnYear05	10.73%
10 Years		rr_AverageAnnualReturnYear10	5.98%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Global Equity Value Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.73%
1 year		rr_ExpenseExampleYear01	$ 75
3 years		rr_ExpenseExampleYear03	233
5 years		rr_ExpenseExampleYear05	406
10 years		rr_ExpenseExampleYear10	906
1 year		rr_ExpenseExampleNoRedemptionYear01	75
3 years		rr_ExpenseExampleNoRedemptionYear03	233
5 years		rr_ExpenseExampleNoRedemptionYear05	406
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 906
1 Year		rr_AverageAnnualReturnYear01	7.52%
5 Years		rr_AverageAnnualReturnYear05	12.05%
10 Years		rr_AverageAnnualReturnYear10	7.24%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Global Equity Value Fund | Class K
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.34%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.03%
1 year		rr_ExpenseExampleYear01	$ 105
3 years		rr_ExpenseExampleYear03	328
5 years		rr_ExpenseExampleYear05	569
10 years		rr_ExpenseExampleYear10	1,259
1 year		rr_ExpenseExampleNoRedemptionYear01	105
3 years		rr_ExpenseExampleNoRedemptionYear03	328
5 years		rr_ExpenseExampleNoRedemptionYear05	569
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,259
1 Year		rr_AverageAnnualReturnYear01	7.19%
5 Years		rr_AverageAnnualReturnYear05	11.75%
10 Years		rr_AverageAnnualReturnYear10	6.97%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Global Equity Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.41%
1 year		rr_ExpenseExampleYear01	$ 144
3 years		rr_ExpenseExampleYear03	446
5 years		rr_ExpenseExampleYear05	771
10 years		rr_ExpenseExampleYear10	1,691
1 year		rr_ExpenseExampleNoRedemptionYear01	144
3 years		rr_ExpenseExampleNoRedemptionYear03	446
5 years		rr_ExpenseExampleNoRedemptionYear05	771
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,691
1 Year		rr_AverageAnnualReturnYear01	6.66%
5 Years		rr_AverageAnnualReturnYear05	11.28%
10 Years		rr_AverageAnnualReturnYear10	6.53%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Global Equity Value Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.91%
1 year		rr_ExpenseExampleYear01	$ 93
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	504
10 years		rr_ExpenseExampleYear10	1,120
1 year		rr_ExpenseExampleNoRedemptionYear01	93
3 years		rr_ExpenseExampleNoRedemptionYear03	290
5 years		rr_ExpenseExampleNoRedemptionYear05	504
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,120
1 Year		rr_AverageAnnualReturnYear01	7.23%
5 Years		rr_AverageAnnualReturnYear05	11.70%
10 Years		rr_AverageAnnualReturnYear10	6.83%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Global Equity Value Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.09%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.78%
1 year		rr_ExpenseExampleYear01	$ 80
3 years		rr_ExpenseExampleYear03	249
5 years		rr_ExpenseExampleYear05	433
10 years		rr_ExpenseExampleYear10	966
1 year		rr_ExpenseExampleNoRedemptionYear01	80
3 years		rr_ExpenseExampleNoRedemptionYear03	249
5 years		rr_ExpenseExampleNoRedemptionYear05	433
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 966
1 Year		rr_AverageAnnualReturnYear01	7.32%
5 Years		rr_AverageAnnualReturnYear05	11.98%
10 Years		rr_AverageAnnualReturnYear10	7.12%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 11, 2006
Columbia Global Equity Value Fund | Class W
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 118
3 years		rr_ExpenseExampleYear03	368
5 years		rr_ExpenseExampleYear05	638
10 years		rr_ExpenseExampleYear10	1,409
1 year		rr_ExpenseExampleNoRedemptionYear01	118
3 years		rr_ExpenseExampleNoRedemptionYear03	368
5 years		rr_ExpenseExampleNoRedemptionYear05	638
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,409
1 Year		rr_AverageAnnualReturnYear01	6.95%
5 Years		rr_AverageAnnualReturnYear05	11.51%
10 Years		rr_AverageAnnualReturnYear10	6.75%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Global Equity Value Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.73%
1 year		rr_ExpenseExampleYear01	$ 75
3 years		rr_ExpenseExampleYear03	233
5 years		rr_ExpenseExampleYear05	406
10 years		rr_ExpenseExampleYear10	906
1 year		rr_ExpenseExampleNoRedemptionYear01	75
3 years		rr_ExpenseExampleNoRedemptionYear03	233
5 years		rr_ExpenseExampleNoRedemptionYear05	406
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 906
1 Year		rr_AverageAnnualReturnYear01	7.46%
5 Years		rr_AverageAnnualReturnYear05	11.75%
10 Years		rr_AverageAnnualReturnYear10	6.88%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
Columbia Global Equity Value Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees	[2]	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[3]	rr_OtherExpensesOverAssets	0.22%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.91%
1 year		rr_ExpenseExampleYear01	$ 93
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	504
10 years		rr_ExpenseExampleYear10	1,120
1 year		rr_ExpenseExampleNoRedemptionYear01	93
3 years		rr_ExpenseExampleNoRedemptionYear03	290
5 years		rr_ExpenseExampleNoRedemptionYear05	504
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,120
1 Year		rr_AverageAnnualReturnYear01	7.25%
5 Years		rr_AverageAnnualReturnYear05	11.83%
10 Years		rr_AverageAnnualReturnYear10	6.91%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Global Equity Value Fund | returns after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(2.53%)
5 Years		rr_AverageAnnualReturnYear05	9.16%
10 Years		rr_AverageAnnualReturnYear10	5.15%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Global Equity Value Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.19%
5 Years		rr_AverageAnnualReturnYear05	8.15%
10 Years		rr_AverageAnnualReturnYear10	4.82%
Share Class Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Global Equity Value Fund | MSCI World Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.69%
5 Years		rr_AverageAnnualReturnYear05	9.31%
10 Years		rr_AverageAnnualReturnYear10	5.26%
Columbia Global Equity Value Fund | MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05	10.20%
10 Years		rr_AverageAnnualReturnYear10	6.03%
Columbia Global Equity Value Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
5 Years		rr_AverageAnnualReturnYear05	15.42%
10 Years		rr_AverageAnnualReturnYear10	7.30%

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.63% and 0.06% of average daily net assets of the Fund, respectively.
[3]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class W and Class Z shares have been restated to reflect current fees paid by the Fund.
[4]	Year to Date return as of March 31, 2015: 0.02%
[5]	This charge decreases over time.
[6]	This charge applies to redemptions within one year after purchase, with certain limited exceptions.